Principal Accounting Policies - Revenues disaggregated by products and services (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues disaggregated by products and services
Revenues	[1]	¥ 765,571	¥ 703,695	¥ 692,020
Net advertising services
Revenues disaggregated by products and services
Revenues		614,330	630,590	619,260
Paid services
Revenues disaggregated by products and services
Revenues		151,241	73,105	72,760
Revenues from paid contents
Revenues disaggregated by products and services
Revenues		136,754	46,574	34,917
Revenues from E-commerce and others
Revenues disaggregated by products and services
Revenues		¥ 14,487	¥ 26,531	¥ 37,843

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):